INCOME TAX (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [line items]
Non capital losses	$ 174,195	$ 138,736
Canada
Income Taxes [line items]
Non capital losses	$ 200,452	$ 210,847
Canada | Bottom of range
Income Taxes [line items]
Year of Expiry	2025	2024
Canada | Top of range
Income Taxes [line items]
Year of Expiry	2044	2043
Mexico
Income Taxes [line items]
Non capital losses	$ 22,997	$ 6,623
Mexico | Bottom of range
Income Taxes [line items]
Year of Expiry	2025	2024
Mexico | Top of range
Income Taxes [line items]
Year of Expiry	2034	2033